Commitments And Contingencies (Narrative) (Details)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, State-Specific Emission Rate Goals, Percent Reduction From 2012 Levels To 2030 Levels		30.00%
EPA Rule Addressing Greenhouse Gas Emissions From Existing Electricity Generation Plants, Number Of States Challenging Rule	27
Pending Litigation [Member] | EPA Versus Luminant and Big Brown Power Company (Big Brown and Martin Lake Generation Facilities) [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Loss Contingency Damages Sought Value Per Day			$ 32,500
Pending Litigation [Member] | EPA Versus Luminant and Big Brown Power Company (Big Brown and Martin Lake Generation Facilities) [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Loss Contingency Damages Sought Value Per Day			37,500
United States Environmental Protection Agency [Member]
Commitments and Contingencies [Line Items]
Clean Air Act, Regional Haze Program, Number Of Components Of Federal Program					2
Clean Air Act, Regional Haze Program, Reasonable Progress Program, Number Of Electricity Generation Units In Texas, Affected By The EPA's Proposed FIP On Texas, Units Subject To New Scrubbers					7
Clean Air Act, Regional Haze Program, Reasonable Progress Program, Number Of Electricity Units In Texas, Affected By The EPA's Proposed FIP On Texas, Units Subject To Upgrades To Existing Scrubbers					7
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology, Number Of Units In Texas Subject To New Scrubbers					12
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology, Number Of Units In Texas Subject To Upgrades To Existing Scrubbers					4
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number of Unit In Texas Subject To Rule, Total					39
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, BART-Eligible Units					30
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, Co-Located With BART-Eligible Units					3
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions, Number Of Units In Texas Subject To Rule, Based On Visibility Impact Analysis Units					6
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Emissions In Texas Represented By BART-Eligible Units, Percent					89.00%
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, CSAPR Sulfur Dioxide Allowance Allocations In Texas Represented By BART-Eligible Units, Percent					85.00%
Luminant Generation Company LLC [Member] | United States Environmental Protection Agency [Member]
Commitments and Contingencies [Line Items]
Clean Air Act, Regional Haze Program, Best Available Retrofit Technology Alternative, Sulfur Dioxide Annual Emission Allowances Allocated To Units Covered By Program					91,222
Financial Standby Letter of Credit [Member] | Vistra Operations Company LLC [Member]
Commitments and Contingencies [Line Items]
Letters of Credit					$ 519,000,000
Support Risk Management And Trading Margin Requirements Including Over The Counter Hedging Transactions And Collateral Postings With Electric Reliability Council Of Texas [Member] | Financial Standby Letter of Credit [Member] | Vistra Operations Company LLC [Member]
Commitments and Contingencies [Line Items]
Letters of Credit					390,000,000
Support Executory Contracts And Insurance Agreements [Member] | Financial Standby Letter of Credit [Member] | Vistra Operations Company LLC [Member]
Commitments and Contingencies [Line Items]
Letters of Credit					45,000,000
Support Retail Electric Provider's financial requirements with the Public Utility Commission of Texas [Member] | Financial Standby Letter of Credit [Member] | Vistra Operations Company LLC [Member]
Commitments and Contingencies [Line Items]
Letters of Credit					55,000,000
Miscellaneous credit support requirements [Member] | Financial Standby Letter of Credit [Member] | Vistra Operations Company LLC [Member]
Commitments and Contingencies [Line Items]
Letters of Credit					29,000,000
Successor
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense			20,000,000		69,000,000
Successor | Coal Purchase And Transportation Agreements [Member]
Commitments and Contingencies [Line Items]
Contractual Obligations Expenditures			$ 109,000,000		$ 416,000,000
Predecessor
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense				$ 39,000,000		$ 55,000,000
Predecessor | Coal Purchase And Transportation Agreements [Member]
Commitments and Contingencies [Line Items]
Contractual Obligations Expenditures				$ 139,000,000		$ 218,000,000